Accounts Payable and Other Payables	6 Months Ended
Jun. 30, 2026
Accounts Payable and Other Payables [Abstract]
ACCOUNTS PAYABLE AND OTHER PAYABLES
5 –	ACCOUNTS PAYABLE AND OTHER PAYABLES

Accounts payable and other payables consist of the following:

	June 30,	December 31,
	2026	2025
Legal and M&A expenses	$1,091,634	$1,235,213
Payroll and payroll related expenses	1,330,848	77,088
Outsourced services and consulting expenses	234,258	194,279
Leasehold improvements	213,958	-
Audit fees	155,405	277,281
Event and sponsorship costs	77,274	-
Equipment purchase	49,554	590,335
Accrued facilities restoration costs	53,113	172,013
Other accrued expenses and current liabilities	18,092	56,395
Total accounts payable and other payables	$3,224,136	$2,602,604